Group structure - Additional information (Details) R$ in Thousands			12 Months Ended
	Nov. 05, 2021 BRL (R$) installment	Aug. 03, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)	Aug. 23, 2021	May 04, 2021	Dec. 23, 2020	Jun. 29, 2020	Jun. 09, 2020	Jun. 05, 2020
Disclosure of subsidiaries [line items]
Purchase consideration transferred				R$ 125,774
Acquisition of subsidiaries, net of cash acquired			R$ 40,857	62,443	R$ 0
Payable in installments				R$ 21,487
Number of consecutive annual installments | installment				3
Contingent consideration				R$ 39,032
Proceeds from SPAC issuance of shares			R$ 1,134,797	0	R$ 0
XPAC Acquisition Corp.
Disclosure of subsidiaries [line items]
Proceeds from SPAC issuance of shares		R$ 1,134,797
IGTI
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration transferred	R$ 46,382
Acquisition of subsidiaries, net of cash acquired	40,000
Payable in installments	R$ 5,000
Number of consecutive annual installments | installment	6
Contingent consideration	R$ 1,381
XProject
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						100.00%
XP Energia
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired							100.00%
Fliper
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired											100.00%
Purchase consideration transferred				67,459
Acquisition of subsidiaries, net of cash acquired				36,542
Payable in installments				0
Contingent consideration				30,300
DM10
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired										100.00%
Purchase consideration transferred				17,000
Acquisition of subsidiaries, net of cash acquired				10,725
Payable in installments				6,000
Contingent consideration				0
Antecipa
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired									100.00%
Purchase consideration transferred				41,315
Acquisition of subsidiaries, net of cash acquired				16,030
Payable in installments				14,636
Contingent consideration				R$ 8,732
Riza
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired								100.00%